Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Systems in Development		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2016	Ps.	66,392	Ps.	33,850	Ps.	1,481	Ps.	1,246	Ps.	102,969	Ps.	4,890	Ps.	683	Ps.	1,225	Ps.	860	Ps.	7,658	Ps.	110,627
Additions		—		—		3		—		3		345		609		191		146		1,291		1,294
Acquisitions from business combinations (see Note 4)		9,602		12,276		239		1,067		23,184		318		3		—		174		495		23,679
Changes in fair value of past acquisitions		—		(2,385)		4,315		(554)		1,376		—		—		—		1,078		1,078		2,454
Transfer of completed development systems		—		—		—		—		—		304		(304)		—		—		—		—
Disposals		—		—		—		—		—		(336)		—		—		(24)		(360)		(360)
Effect of movements in exchange rates		8,124		8,116		187		392		16,819		451		(193)		—		104		362		17,181
Changes in value on the recognition of inflation effects		1,220		—		—		—		1,220		141		—		—		—		141		1,361
Capitalization of borrowing costs		—		—		—		—		—		11		—		—		—		11		11

Cost as of December 31, 2016	Ps.	85,338	Ps.	51,857	Ps.	6,225	Ps.	2,151	Ps.	145,571	Ps.	6,124	Ps.	798	Ps.	1,416	Ps.	2,338	Ps.	10,676	Ps.	156,247

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Systems in Development		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2017	Ps.	85,338	Ps.	51,857	Ps.	6,225	Ps.	2,151	Ps.	145,571	Ps.	6,124	Ps.	798	Ps.	1,416	Ps.	2,338	Ps.	10,676	Ps.	156,247
Additions		1,288		—		—		6		1,294		464		920		221		445		2,050		3,344
Acquisitions from business combinations (see Note 4)		4,144		140		5		—		4,289		6		—		—		80		86		4,375
Changes in fair value of past acquisitions		5,167		(7,022)		836		9		(1,010)		(188)		—		—		892		704		(306)
Transfer of completed development systems		—		—		—		—		—		412		(412)		—		—		—		—
Disposals		—		—		—		—		—		110		—		—		—		110		110
Effect of movements in exchange rates		(2,563)		(1,526)		119		91		(3,879)		175		(15)		—		52		212		(3,667)
Changes in value on the recognition of inflation effects		(727)		—		—		—		(727)		—		—		—		175		175		(552)
Venezuela deconsolidation effect		(745)		—		—		—		(745)		—		—		—		(139)		(139)		(884)

Cost as of December 31, 2017	Ps.	91,902	Ps.	43,449	Ps.	7,185	Ps.	2,257	Ps.	144,793	Ps.	7,103	Ps.	1,291	Ps.	1,637	Ps.	3,843	Ps.	13,874	Ps.	158,667

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Systems in Development		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2018	Ps.	91,902	Ps.	43,449	Ps.	7,185	Ps.	2,257	Ps.	144,793	Ps.	7,103	Ps.	1,291	Ps.	1,637	Ps.	3,843	Ps.	13,874	Ps.	158,667
Additions		—		75		—		71		146		1,051		371		131		94		1,647		1,793
Acquisitions from business combinations (see Note 4)		4,602		842		170		—		5,614		35		57		—		291		383		5,997
Changes in fair value of past acquisitions		—		272		—		—		272		—		—		—		—		—		272
Internal development		—		—		—		—		—		—		—		—		41		41		41
Transfer of completed development systems		—		—		—		—		—		904		(904)		—		—		—		—
Disposals		—		—		—		(2)		(2)		(43)		—		—		(146)		(189)		(191)
Philippines Disposal		(3,882)		—		—		—		(3,882)		—		—		—		(596)		(596)		(4,478)
Effect of movements in exchange rates		(5,005)		(4,108)		(656)		(349)		(10,118)		(343)		(38)		—		(311)		(692)		(10,810)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		57		57		57

Cost as of December 31, 2018	Ps.	87,617	Ps.	40,530	Ps.	6,699	Ps.	1,977	Ps.	136,823	Ps.	8,707	Ps.	777	Ps.	1,768	Ps.	3,273	Ps.	14,525	Ps.	151,348

Amortization and Impairment Losses	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Systems in Development		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Amortization as of January 1, 2016	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(1,619)	Ps.	—	Ps.	(302)	Ps.	(365)	Ps.	(2,286)	Ps.	(2,286)
Amortization expense		—		—		—		—		—		(630)		—		(74)		(302)		(1,006)		(1,006)
Impairment losses		—		—		—		—		—		—		—		—		—		—		—
Disposals		—		—		—		—		—		313		—		—		36		349		349
Effect of movements in exchange rates		—		—		—		—		—		(1)		—		—		(35)		(36)		(36)

Amortization as of December 31, 2016	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(1,937)	Ps.	—	Ps.	(376)	Ps.	(666)	Ps.	(2,979)	Ps.	(2,979)

Amortization as of January 1, 2017	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(1,937)	Ps.	—	Ps.	(376)	Ps.	(666)	Ps.	(2,979)	Ps.	(2,979)
Amortization expense		—		—		—		—		—		(961)		—		(81)		(217)		(1,259)		(1,259)
Impairment losses		—		—		—		—		—		(110)		—		—		—		(110)		(110)
Disposals		—		—		—		—		—		—		—		—		—		—		—
Venezuela deconsolidation effect		—		—		—		—		—		—		—		—		(120)		(120)		(120)
Venezuela impairment		—		—		—		—		—		—		—		—		—		—		—
Effect of movements in exchange rates		—		—		—		—		—		(254)		—		—		148		(106)		(106)

Amortization as of December 31, 2017	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(3,262)	Ps.	—	Ps.	(457)	Ps.	(855)	Ps.	(4,574)	Ps.	(4,574)

Amortization as of January 1, 2018	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(3,262)	Ps.	—	Ps.	(457)	Ps.	(855)	Ps.	(4,574)	Ps.	(4,574)
Amortization expense		—		—		—		—		—		(1,453)		—		(87)		(373)		(1,913)		(1,913)
Disposals		—		—		—		—		—		93		—		—		98		191		191
Philippines Disposal		—		—		—		—		—		—		—		—		375		375		375
Effect of movements in exchange rates		—		—		—		—		—		236		—		—		(1)		235		235
Changes in value on the recognition of inflation effects		—		—		—		—		—		(51)		—		—		(1)		(52)		(52)
Amortization as of December 31, 2018	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(4,437)	Ps.	—	Ps.	(544)	Ps.	(757)	Ps.	(5,738)	Ps.	(5,738)

Carrying Amount	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Systems in Development		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
As of December 31, 2016	Ps.	85,338	Ps.	51,857	Ps.	6,225	Ps.	2,151	Ps.	145,571	Ps.	4,187	Ps.	798	Ps.	1,040	Ps.	1,672	Ps.	7,697	Ps.	153,268
As of December 31, 2017	Ps.	91,902	Ps.	43,449	Ps.	7,185	Ps.	2,257	Ps.	144,793	Ps.	3,841	Ps.	1,291	Ps.	1,180	Ps.	2,988	Ps.	9,300	Ps.	154,093
As of December 31, 2018	Ps.	87,617	Ps.	40,530	Ps.	6,699	Ps.	1,977	Ps.	136,823	Ps.	4,270	Ps.	777	Ps.	1,224	Ps.	2,516	Ps.	8,787	Ps.	145,610

Schedule of Allocation of Amortization Expenses

For the years ended 2018, 2017 and 2016, allocation for amortization expense is as follows:

	2018		2017		2016
Cost of goods sold	Ps.	399	Ps.	132	Ps.	82
Administrative expenses		858		627		727
Selling expenses		656		500		207

	Ps.	1,913	Ps.	1,259	Ps.	1,016

Summary of Average Remaining Period for Company's Intangible Assets Subject to Amortization	The average remaining period for the Company’s intangible assets that are subject to amortization is as follows:

Years
Technology Costs and Management Systems	3 - 10
Alcohol Licenses	12 - 15

Disclosure of Aggregate Carrying Amounts of Goodwill and Distribution Rights Allocated to Each CGU

The aggregate carrying amounts of goodwill and distribution rights allocated to each CGU are as follows:

	December 31, 2018		December 31, 2017
Mexico	Ps.	56,352	Ps.	56,352
Guatemala		1,853		488
Nicaragua		460		484
Costa Rica		1,417		1,520
Panama		1,182		1,185
Colombia		4,600		5,824
Brazil		42,153		48,345
Argentina		327		50
Uruguay		3,003		—
Philippines		—		3,882

Total	Ps.	111,347	Ps.	118,130

Details of Key Assumptions by CGU for Impairment Test

The key assumptions by CGU for impairment test as of December 31, 2018 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2019-2028	Expected Volume Growth Rates 2019-2028
Mexico	7.4%	5.3%	4.0%	1.4%
Colombia	7.8%	5.2%	3.1%	4.0%
Costa Rica	13.9%	9.2%	4.0%	1.6%
Guatemala	9.4%	7.5%	3.2%	7.3%
Nicaragua	21.2%	11.0%	6.2%	3.8%
Panama	9.2%	7.0%	2.4%	3.0%
Argentina	19.6%	11.3%	21.9%	2.7%
Brazil	10.7%	6.6%	3.8%	1.7%

The key assumptions by CGU for impairment test as of December 31, 2017 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2018-2027	Expected Volume Growth Rates 2018-2027
Mexico	7.3%	5.3%	3.7%	2.2%
Colombia	9.1%	6.6%	3.1%	3.2%
Costa Rica	11.5%	7.8%	3.3%	2.7%
Guatemala	13.9%	10.7%	4.7%	7.1%
Nicaragua	16.6%	10.6%	5.0%	4.9%
Panama	8.3%	6.5%	2.3%	3.4%
Argentina	11.0%	7.3%	10.7%	3.1%
Brazil	9.7%	6.2%	4.1%	1.3%

Disclosure of Detailed Information About Sensitivity to Changes in Assumptions

		Change in Volume
CGU	Change in WACC	Growth CAGR (1)	Effect on Valuation
Mexico	+0.3%	-1.0%	Passes by 5.0x
Colombia	+0.6%	-1.0%	Passes by 3.9x
Costa Rica	+1.7%	-1.0%	Passes by 1.9x
Guatemala	+0.7%	-1.0%	Passes by 18.4x
Nicaragua	+0.3%	-0.3%	Passes by 1.0x
Panama	+0.3%	-1.0%	Passes by 6.9x
Argentina	+6.1%	-1.0%	Passes by 8.9x
Brazil	+1.1%	-1.0%	Passes by 1.3x

(1)	Compound Annual Growth Rate (“CAGR”).

FEMSA Comercio - Health Division [member]
Statement [LineItems]
Details of Key Assumptions by CGU for Impairment Test

The key assumptions by CGU for impairment test as of December 31, 2018 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2019-2028	Expected Volume Growth Rates 2019-2028
South America (FEMSA Comercio – Health Division)	9.0%	6.3%	3.0%	0.4%

The key assumptions by CGU for impairment test as of December 31, 2017 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2018-2027	Expected Volume Growth Rates 2018-2027
South America (FEMSA Comercio – Health Division)	6.9%	6.2%	3.0%	2.0%

Disclosure of Detailed Information About Sensitivity to Changes in Assumptions

CGU	Change in WACC	Change in Sales Growth CAGR (1)	Effect on Valuation
FEMSA Comercio – Health Division (South America)	+0.3%	-0.5%	Passes by 1.15x

(1)	Compound Annual Growth Rate.